Noncontrolling Interest	3 Months Ended
Mar. 31, 2013
Noncontrolling Interest

8. Noncontrolling Interest

As part of the IPO, CyrusOne Inc. together with CyrusOne GP, purchased 21.9 million (or 33.9%) of the outstanding partnership units of CyrusOne LP and CBI retained a 66.1% ownership or 42.6 million Operating Partnership units in CyrusOne LP. These operating partnership units can all be exchangeable into our common stock on a one-for-one basis. We have evaluated whether we control the actions or events necessary to issue the maximum number of shares that could be required to be delivered under the share settlement of these Operating Partnership units. Based on the results of this analysis, we concluded that these convertible Operating Partnership units met the criteria to be classified within equity at March 31, 2013.

For each share of common stock issued by us, the Operating Partnership issues an equivalent Operating Partnership unit to the Company. The redemption value of the noncontrolling interests at March 31, 2013, was approximately $973 million based on the closing price of our stock of $22.84 on March 28, 2013, the last trading day of the quarter ended March 31, 2013.